Financial Information - Washington Federal, Inc. - Statements of Financial Condition (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Assets
Other assets	$ 346,508	$ 210,989
Total assets	18,794,055	16,474,910
Liabilities
Total liabilities	16,779,922	14,441,915
Shareholders’ equity
Total shareholders’ equity	2,014,133	2,032,995	$ 1,996,908	$ 2,005,688
Total liabilities and shareholders’ equity	18,794,055	16,474,910
Parent Company
Assets
Cash	57,198	38,721
Other assets	5,000	5,000
Investment in subsidiary	1,951,935	1,989,274
Total assets	2,014,133	2,032,995
Liabilities
Other liabilities	0	0
Total liabilities	0	0
Shareholders’ equity
Total shareholders’ equity	2,014,133	2,032,995
Total liabilities and shareholders’ equity	$ 2,014,133	$ 2,032,995